Expense Example {- Fidelity Managed Retirement 2015 Fund} - 07.31 Fidelity Managed Retirement Funds Retail Combo PRO-09 - Fidelity Managed Retirement 2015 Fund - Fidelity Managed Retirement 2015 Fund	Sep. 29, 2020 USD ($)
Expense Example:
1 year	$ 48
3 years	149
5 years	259
10 years	$ 577